Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000255003 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000255003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000255004 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000255004 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000255005 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000255005 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000255007 [Member] | Global X Uranium ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255007 [Member] | Premier Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255007 [Member] | Aspen Insurance Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255007 [Member] | Merus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255007 [Member] | Comerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255007 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255007 [Member] | Soho House And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255007 [Member] | Heidrick And Struggles International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255007 [Member] | Steelcase Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255007 [Member] | dentalcorp Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255007 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255007 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255007 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255007 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255007 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255007 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255007 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255007 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000255007 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000255007 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255007 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000255007 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255006 [Member] | Global X Uranium ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255006 [Member] | Premier Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255006 [Member] | Aspen Insurance Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255006 [Member] | Merus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255006 [Member] | Comerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255006 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255006 [Member] | Soho House And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255006 [Member] | Heidrick And Struggles International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255006 [Member] | Steelcase Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255006 [Member] | dentalcorp Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255006 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255006 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255006 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255006 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255006 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255006 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255006 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255006 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000255006 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000255006 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255006 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000255006 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%